Financial Instruments (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Financial Instruments
Loss on equity issuance	$ 3,605	$ 584	$ (3,604)	$ (4,189)	$ (8,312)
Transfers between levels					0		$ 0
Series B-3 preferred stock
Financial Instruments
Liabilities	5,511		5,511	5,511
Fair value of liabilities	5,511		5,511	5,511
Warrant liabilities
Financial Instruments
Liabilities	17,452		17,452	17,452	15,819	$ 11,966
Fair value of liabilities	17,452		17,452	17,452	15,819	11,966
Tranche liabilities
Financial Instruments
Liabilities	959		959	959	4,702
Fair value of liabilities	959		959	959	4,702
Tranche rights and obligations associated with the second tranche
Financial Instruments
Liabilities					2,250	3,109
Fair value of liabilities					2,250	3,109
Tranche rights and obligations associated with the third tranche
Financial Instruments
Liabilities					2,452	3,238
Fair value of liabilities					$ 2,452	$ 3,238
Series B-3 warrant liabilities
Financial Instruments
Liabilities	10,047	4,654	10,047	10,047
Fair value of liabilities	$ 10,047	$ 4,654	$ 10,047	$ 10,047